UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06087

Salomon Brothers Series Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: March 31, 2005

SALOMON BROTHERS INVESTMENT SERIES

HIGH YIELD BOND FUND
SHORT/INTERMEDIATE U.S. GOVERNMENT FUND
STRATEGIC BOND FUND

FORM N-Q
MARCH 31, 2005

ITEM 1.      SCHEDULE OF INVESTMENTS

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)	March 31, 2005
FACE AMOUNT
	SECURITY	VALUE

CORPORATE BONDS & NOTES - 73.2%
Basic Industries - 13.2%
$6,910,000	Abitibi-Consolidated, Inc., Debentures, 8.850% due 8/1/30 (a)	$6,512,675
7,650,000	Acetex Corp., Sr. Notes, 10.875% due 8/1/09	8,185,500
2,250,000	Airgas, Inc., Sr. Sub. Notes, 9.125% due 10/1/11	2,458,125
3,500,000	AK Steel Corp., 7.875% due 2/15/09 (a)	3,447,500
	Aleris International, Inc.:
6,925,000	Secured Notes, 10.375% due 10/15/10	7,721,375
625,000	Sr. Notes, 9.000% due 11/15/14 (b)	659,375
6,750,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (a)	6,125,625
	Appleton Papers Inc.:
4,850,000	Sr. Notes, 8.125% due 6/15/11	5,092,500
2,600,000	Sr. Sub. Notes, Series B, 9.750% due 6/15/14	2,697,500
7,275,000	Applied Extrusion Technologies, Inc., Sr. Notes, Series B, 10.750% due 7/1/11 (a)(c)	4,046,719
6,549,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	7,498,605
5,425,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	6,143,812
2,100,000	Borden Chemicals & Plastics, Notes, 9.500% due 5/1/05 (c)(d)	36,750
	Bowater Inc.:
3,250,000	Debentures, 9.500% due 10/15/12	3,648,125
9,000,000	Notes, 6.500% due 6/15/13 (a)	8,617,500
	Buckeye Technologies Inc., Sr. Sub. Notes:
3,520,000	9.250% due 9/15/08	3,520,000
2,350,000	8.000% due 10/15/10	2,338,250
6,575,000	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11 (a)	7,413,313
5,615,000	Ethyl Corp., Sr. Notes, 8.875% due 5/1/10	6,036,125
	FMC Corp.:
2,475,000	Debentures, 7.750% due 7/1/11	2,635,875
1,250,000	Medium Term Notes, Series A, 7.000% due 5/15/08	1,321,875
2,975,000	Secured Notes, 10.250% due 11/1/09	3,332,000
3,975,000	Hercules Inc., Sr. Sub. Notes, 6.750% due 10/15/29	3,915,375
6,000,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (b)	6,915,000
	Huntsman International LLC:
2,150,000	Sr. Notes, 9.875% due 3/1/09	2,332,750
4,916,000	Sr. Sub. Notes, 10.125% due 7/1/09 (a)	5,137,220
6,475,000	Innophos, Inc., Sr. Sub. Notes, 8.875% due 8/15/14 (b)	6,831,125
4,400,000	IPSCO Inc., Sr. Notes, 8.750% due 6/1/13	4,917,000
3,375,000	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	3,670,313
665,000	ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09	714,875
3,315,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	3,895,125
6,050,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	6,246,625
4,700,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	5,076,000
7,100,000	Koppers, Inc., Sr. Secured Notes, 9.875% due 10/15/13	7,952,000
	Lyondell Chemical Co., Sr. Secured Notes:
2,475,000	9.500% due 12/15/08	2,660,625
850,000	11.125% due 7/15/12 (a)	981,750
1,964,000	Series B, 9.875% due 5/1/07 (a)	2,022,920
1,700,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12 (a)	1,972,000
8,500,000	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (a)	9,158,750
	Mueller Group Inc.:
1,575,000	Secured Notes, 6.910% due 11/1/11 (e)	1,606,500
4,215,000	Sr. Sub. Notes, 10.000% due 5/1/12	4,573,275
2,125,000	Mueller Holdings Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14	1,476,875
750,000	Nalco Co., Sr. Sub. Notes, 8.875% due 11/15/13	806,250
3,775,000	Newark Group, Inc., Sr. Sub. Notes, 9.750% due 3/15/14	3,850,500

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Basic Industries - 13.2% (continued)
$6,200,000	Norske Skog Canada Ltd., Series D, 8.625% due 6/15/11 (a)	$6,448,000
8,500,000	Novelis Inc., Sr. Notes, 7.250% due 2/15/15 (b)	8,372,500
1,200,000	OM Group Inc., Sr. Sub. Notes, 9.250% due 12/15/11	1,242,000
7,075,000	Owens-Brockway Glass Container Inc., Sr. Secured Notes, 7.750% due 5/15/11	7,446,438
11,200,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	12,488,000
	Pliant Corp.:
1,650,000	2nd Priority Lien Sr. Secured Notes, 11.125% due 9/1/09	1,658,250
2,000,000	Secured Notes, (zero coupon until 12/15/06, 11.125% thereafter), due 6/15/09	1,810,000
1,525,000	Sr. Sub. Notes, 13.000% due 6/1/10 (a)	1,296,250
	Radnor Holdings Corp.:
1,750,000	Secured Notes, 9.410% due 4/15/09 (e)	1,758,750
4,025,000	Sr. Notes, 11.000% due 3/15/10 (a)	2,998,625
4,000,000	Republic Technologies International, LLC, Sr. Secured Sub. Notes, 13.750% due 7/15/09 (c)(d)	0
	Resolution Performance Products LLC (a):
2,125,000	Sr. Secured Notes, 9.500% due 4/15/10	2,273,750
5,975,000	Sr. Sub. Notes, 13.500% due 11/15/10	6,482,875
	Rhodia S.A (a) :
	Sr. Notes.:
450,000	7.625% due 6/1/10	445,500
1,750,000	10.250% due 6/1/10	1,916,250
8,100,000	Sr. Sub. Notes, 8.875% due 6/1/11	7,917,750
1,625,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,568,125
	Smurfit-Stone Container Enterprises, Inc. Sr. Notes:
3,025,000	9.750% due 2/1/11	3,251,875
5,950,000	8.375% due 7/1/12	6,173,125
1,675,000	Stone Container Finance, 7.375% due 7/15/14	1,666,625
	Tekni-Plex Inc. (a):
5,125,000	Series B, 12.750% due 6/15/10	4,305,000
600,000	Sr. Secured Notes, 8.750% due 11/15/13 (b)	571,500
1,575,000	Titan Corp., 8.000% due 5/15/11	1,645,875
9,000,000	UAP Holding Corp., Sr. Discount Notes, (zero coupon until 1/15/08, 10.750% thereafter), due 7/15/12	7,200,000
3,169,000	Westlake Chemical Corp., Sr Notes, 8.750% due 7/15/11	3,481,939
3,475,000	Wolverine Tube, Inc., Sr. Notes, 7.375% due 8/1/08 (b)	3,370,750

		283,991,729

Consumer Cyclicals - 5.4%
175,000	AMF Bowling Worldwide Inc., Sr. Sub. Notes, 10.000% due 3/1/10	180,250
1,250,000	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	1,293,750
12,150,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (e)	8,687,250
3,750,000	Collins & Aikman Floor Covering Inc., Sr. Sub. Notes, 9.750% due 2/15/10	4,012,500
4,500,000	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (b)	4,342,500
6,375,000	CSK Auto Inc., Sr. Sub. Notes, 7.000% due 1/15/14	6,048,281
3,600,000	Eye Care Centers of America, Inc., Sr. Sub. Notes, 10.750% due 2/15/15 (b)	3,456,000
275,000	FelCor Lodging L.P., 9.000% due 6/1/11	297,000
3,975,000	Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 6/1/12 (a)	3,776,250
1,479,000	Flooring America Inc., Series B, 9.250% due 10/15/07 (c)(d)	0
3,550,000	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12 (a)	3,390,250
5,710,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (b)	5,438,775
1,000,000	General Nutrition Centers Inc., Sr. Sub. Notes, 8.500% due 12/1/10	855,000
1,227,000	HMH Properties Inc., 7.875% due 8/1/08	1,257,675
	Host Marriot L.P, Sr. Notes:
8,775,000	7.125% due 11/1/13 (a)	8,753,063
2,650,000	6.375% due 3/15/15 (b)	2,544,000
2,550,000	Series I, 9.500% due 1/15/07	2,703,000
	Interface, Inc.:
1,325,000	Sr. Notes, 10.375% due 2/1/10	1,490,625

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Consumer Cyclicals - 5.4% (continued)
$6,000,000	Sr. Sub. Notes, 9.500% due 2/1/14 (a)	$6,345,000
2,075,000	John Q. Hammons Hotels L.P., 1st Mortgage Sr. Notes, Series B, 8.875% due 5/15/12	2,235,813
4,000,000	Leslie's Poolmart, Sr. Notes, 7.750% due 2/1/13 (b)	4,060,000
	Levi Strauss & Co., Sr. Notes:
1,800,000	7.730% due 4/1/12 (b)	1,777,500
1,775,000	12.250% due 12/15/12	1,943,625
7,600,000	9.750% due 1/15/15 (b)	7,505,000
725,000	Loews Cineplex Entertainment Acquisition Corp., Sr. Sub. Notes, 9.000% due 8/1/14 (b)	725,000
	Meristar Hospitality Operating Partnership L.P. / Meristar Hospitality Finance Corp. III, Sr. Notes:
1,900,000	9.000% due 1/15/08 (a)	1,976,000
5,225,000	9.125% due 1/15/11	5,486,250
4,200,000	Oxford Industries Inc., Sr. Notes, 8.875% due 6/1/11	4,473,000
	Saks Inc.:
425,000	7.500% due 12/1/10 (a)	414,375
2,600,000	9.875% due 10/1/11	2,821,000
794,000	7.000% due 12/1/13 (a)	722,540
2,100,000	7.375% due 2/15/19	1,890,000
4,725,000	Sbarro Inc., Sr. Sub. Notes,11.000% due 9/15/09 (a)	4,583,250
	Six Flags Inc., Sr. Notes (a):
825,000	9.750% due 4/15/13	773,438
6,025,000	9.625% due 6/1/14	5,588,188
1,275,000	Starwood Hotels & Resorts Inc., Sr. Notes, 7.875% due 5/1/12	1,399,313
2,825,000	Tommy Hilfiger U.S.A., 6.850% due 6/1/08 (a)	2,874,438

		116,119,899

Consumer Non-Cyclicals - 13.9%
5,800,000	aaiPharma Inc., Sr. Sub. Notes, 12.000% due 4/1/10 (a)(e)	2,871,000
3,000,000	Ahold Finance U.S.A. Inc., Notes, 8.250% due 7/15/10	3,307,500
2,585,760	Ahold Lease U.S.A. Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20	2,781,309
7,225,000	AmeriPath, Inc., Sr. Sub. Notes, 10.500% due 4/1/13	7,225,000
5,950,000	Ameristar Casinos Inc., Sr. Sub. Notes, 10.750% due 2/15/09	6,530,125
1,663,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a)	1,687,945
	Argosy Gaming Co., Sr. Sub. Notes:
100,000	9.000% due 9/1/11	109,875
7,000,000	7.000% due 1/15/14	7,603,750
965,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	813,012
4,525,000	Bear Creek Corp., Sr. Notes, 9.000% due 3/1/13 (b)	4,502,375
	Caesars Entertainment Inc.:
1,925,000	Sr. Notes, 7.000% due 4/15/13 (a)	2,074,187
	Sr. Sub. Notes:
1,000,000	7.875% due 12/15/05	1,023,750
700,000	9.375% due 2/15/07	746,375
5,250,000	8.875% due 9/15/08 (a)	5,768,437
4,850,000	8.125% due 5/15/11 (a)	5,395,625
200,000	Choctaw Resort Development Entertainment, Sr. Notes, 7.250% due 11/15/19 (b)	199,000
1,000,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (b)	1,075,000
4,389,723	Dade Behring Holdings Inc., 11.910% due 10/3/10	4,806,747
4,000,000	Davita Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (b)	3,940,000
2,600,000	Del Laboratories Inc., Sr. Sub. Notes, 8.000% due 2/1/12 (b)	2,509,000
1,100,000	Del Monte Corp., 8.625% due 12/15/12	1,196,250
	Doane Pet Care Co.:
1,975,000	Sr. Notes, 10.750% due 3/1/10	2,103,375
6,900,000	Sr. Sub. Notes, 9.750% due 5/15/07	6,796,500

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals - 13.9% (continued)
	Dole Food Co., Inc., Sr. Notes:
$3,650,000	8.625% due 5/1/09	$3,850,750
3,316,279	8.875% due 3/15/11	3,581,581
	Extendicure Health Services Inc., Sr. Sub. Notes:
2,650,000	9.500% due 7/1/10	2,911,688
4,000,000	6.875% due 5/1/14 (a)	3,970,000
3,150,000	FTD Inc., Sr. Sub. Notes, 7.750% due 2/15/14	3,244,500
4,550,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	4,982,250
7,335,000	Global Cash Access LLC, Sr. Sub. Notes, 8.750% due 3/15/12	7,811,775
	HCA Inc.:
5,000,000	Debentures, 7.050% due 12/1/27	4,798,645
3,750,000	Notes, 6.375% due 1/15/15 (a)	3,741,158
8,000,000	Herbst Gaming, Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (a)(b)	8,000,000
8,625,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	7,158,750
8,725,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	9,139,438
3,925,000	Icon Health & Fitness, Inc., Sr. Sub. Notes 11.250% due 4/1/12 (a)	2,767,125
5,275,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	6,224,500
4,000,000	InSight Health Services Corp., Sr. Sub. Notes, Series B, 9.875% due 11/1/11(a)	3,940,000
3,276,775	Iowa Select Finance, Secured Notes, Payment-In-Kind, 10.750% due 12/1/06 (b)	1,638,388
375,000	Isle of Capri Casinos, Sr. Sub. Notes, 7.000% due 3/1/14	373,125
3,258,000	Jafra Cosmetics International Inc., Sr. Sub. Notes, 10.750% due 5/15/11	3,762,990
3,775,000	Jean Coutu Group, Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (a)	3,685,344
6,870,000	Kerzner International Ltd, Sr. Sub. Notes, 8.875% due 8/15/11	7,402,425
6,950,000	Las Vegas Sands Corp., Sr. Notes, 6.375% due 2/15/15 (a)(b)	6,628,563
4,000,000	Medex Inc., Sr. Sub. Notes, 8.875% due 5/15/13	4,540,000
	MGM Mirage:
3,250,000	9.750% due 6/1/07	3,510,000
	Sr. Notes:
7,000,000	6.750% due 9/1/12	7,087,500
1,925,000	5.875% due 2/27/14 (a)	1,826,344
4,250,000	Sr. Sub. Notes, 8.375% due 2/1/11 (a)	4,611,250
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
425,000	7.125% due 8/15/14	428,188
4,525,000	6.875% due 2/15/15 (b)	4,502,375
4,050,000	National Mentor Inc., Sr. Sub. Notes, 9.625% due 12/1/12 (b)	4,242,375
7,000,000	Nebco Evans Holding Co., Sr. Discount Notes, (zero coupon until 7/15/02, 12.375% thereafter),
	due 7/15/07 (b)(c)(d)	0
476,187	Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09	354,759
4,500,000	Penn National Gaming Inc., Sr. Sub. Notes, 6.750% due 3/1/15 (b)	4,455,000
	Pinnacle Entertainment Inc.:
4,000,000	8.750% due 10/1/13 (a)	4,160,000
4,550,000	Sr. Sub. Notes, 8.250% due 3/15/12	4,572,750
7,025,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (a)	6,041,500
5,775,000	Playtex Products Inc., 9.375% due 6/1/11 (a)	6,034,875
2,000,000	Psychiatric Solutions Inc., Sr. Sub. Notes, 10.625% due 6/15/13	2,230,000
	Rite Aid Corp.:
1,125,000	Notes, 7.125% due 1/15/07 (a)	1,130,625
5,100,000	Sr. Notes,11.250% due 7/1/08	5,457,000
10,000,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (a)	10,475,000
2,550,000	Seneca Gaming Corp., Sr. Notes, 7.250% due 5/1/12	2,550,000
1,900,000	Sola International Inc., Notes, 6.875% due 3/15/08	2,052,591
5,000,000	Station Casinos Inc., Sr. Sub. Notes, 6.875% due 3/1/16 (a)	5,031,250
2,020,000	Swift & Co., 10.125% due 10/1/09	2,227,050
1,250,000	Sybron Dental Specialties Inc., 8.125% due 6/15/12	1,346,875

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
	FACE
	AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals - 13.9% (continued)
	$1,300,000	Tempur-Pedic Inc. & Tempur Production USA Inc., Sr. Sub. Notes, 10.250% due 8/15/10	$1,465,750
		Tenet Healthcare Corp.:
	10,350,000	Notes, 7.375% due 2/1/13 (a)	9,806,625
		Sr. Notes:
	2,950,000	6.500% due 6/1/12	2,728,750
	400,000	9.875% due 7/1/14 (a)	418,000
	3,025,000	6.875% due 11/15/31	2,435,125
	4,550,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (b)	4,749,063
	4,635,000	Vanguard Health Holding Inc., Sr. Discount Notes, (zero coupon until 10/1/15, 11.250% thereafter), due 10/1/15	3,117,038
	3,125,000	Vicar Operating Inc., Sr. Sub. Notes, 9.875% due 12/1/09	3,398,438
	7,300,000	Warner Chilcott Corp., 8.750% due 2/1/15 (b)	7,373,000

			299,038,228

Energy - 7.3%
		Chesapeake Energy Corp., Sr. Notes:
	428	8.125% due 4/1/11	456
	11,000,000	7.500% due 6/15/14 (a)	11,687,500
	583,000	6.875% due 1/15/16	591,745
	5,000,000	Costilla Energy Inc., Sr. Notes, 10.250% due 10/1/06 (c)(d)	0
	4,175,000	Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (b)	4,195,875
		Dynegy Holdings Inc.:
		Debentures
	11,850,000	7.125% due 5/15/18	9,361,500
	5,575,000	7.625% due 10/15/26 (a)	4,327,594
		Secured Notes (b):
	6,500,000	9.875% due 7/15/10	6,995,625
	625,000	10.125% due 7/15/13	684,375
	3,000,000	Sr. Notes, 8.750% due 2/15/12 (a)	2,887,500
		El Paso Corp.:
		Medium Term Notes:
	500,000	7.375% due 12/15/12	486,250
	10,500,000	7.800% due 8/1/31 (a)	9,922,500
	5,475,000	7.750% due 1/15/32 (a)	5,187,562
	10,475,000	Notes, 7.875% due 6/15/12 (a)	10,475,000
	6,500,000	Exco Resources Inc., Sr. Notes, 7.250% due 1/15/11	6,630,000
		Forest Oil Corp., Sr. Notes:
	1,200,000	8.000% due 6/15/08	1,281,000
	5,925,000	8.000% due 12/15/11	6,547,125
		Hanover Compressor Co.:
	2,325,000	8.625% due 12/15/10	2,441,250
	2,350,000	Sr. Notes, 9.000% due 6/1/14	2,526,250
	525,000	Sub. Notes, zero coupon (yield to maturity at issue, 11.000%), due 3/31/07	464,625
	4,325,000	Holly Energy Partners L.P., Sr. Notes, 6.250% due 3/1/15 (b)	4,173,625
		Key Energy Services Inc.:
	2,500,000	Sr. Notes, 6.375% due 5/1/13	2,425,000
	4,875,000	Series C, 8.375% due 3/1/08	5,076,094
	8,677,000	Magnum Hunter Resources Inc., Sr. Notes, 9.600% due 3/15/12	9,761,625
	3,225,000	Plains Exploration & Production Co., Sr. Sub. Notes, Series B, 8.750% due 7/1/12	3,531,375
	2,000,000	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	2,140,000
	200,000	Stone Energy Corp., Sr. Sub. Notes, 6.750% due 12/15/14	195,000
	5,250,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12 (a)	5,722,500
	4,250,000	Texas Genco LLC, Sr. Notes, 6.875% due 12/15/14 (b)	4,281,875
	1,700,000	Universal Compression Inc., Sr. Notes, 7.250% due 5/15/10 (a)	1,746,750

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Energy - 7.3% (continued)
	Vintage Petroleum Inc.:
$1,500,000	Sr. Notes, 8.250% due 5/1/12	$1,631,250
5,525,000	Sr. Sub. Notes, 7.875% due 5/15/11 (a)	5,884,125
	The Williams Cos., Inc., Notes:
6,275,000	7.625% due 7/15/19 (a)	6,824,063
8,650,000	7.875% due 9/1/21 (a)	9,471,750
6,875,000	8.750% due 3/15/32	8,198,438

		157,757,202

Financial - 0.5%
3,210,025	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c )(d)	0
9,404,648	Targeted Return Index Securities Trust, Secured Notes, 8.211% due 8/1/15 (b)(e)	9,786,082

		9,786,082

Housing Related - 0.4%
2,750,000	Associated Materials Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250% thereafter),
	due 3/1/14 (e)	1,925,000
2,700,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11	2,808,000
4,325,000	Nortek, Inc., Sr. Sub. Notes, 8.500% due 9/1/14	4,195,250

		8,928,250

Manufacturing - 6.3%
2,975,000	Alliant Techsystems Inc., Sr. Notes, 8.500% due 5/15/11	3,168,375
3,500,000	Argo-Tech Corp., 9.250% due 6/1/11	3,780,000
3,650,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11(b)	3,905,500
2,000,000	Dana Credit Corp., Notes, 8.375% due 8/15/07 (a)(b)	2,092,154
8,750,000	DI Finance/DynCorp International LLC, Sr. Sub. Notes, 9.500% due 2/15/13 (b)	8,542,187
	DRS Technologies Inc., Sr. Sub. Notes:
6,100,000	6.875% due 11/1/13 (a)	6,130,500
2,300,000	6.875% due 11/1/13 (b)	2,311,500
	Ford Motor Co.:
9,525,000	Notes, 7.450% due 7/16/31 (a)	8,639,461
725,000	Sr. Notes, 7.250% due 10/25/11	716,367
2,375,000	General Binding Corp., 9.375% due 6/1/08 (a)	2,398,750
	General Motors Acceptance Corp.:
19,625,000	Bonds, 8.000% due 11/1/31	17,133,135
1,875,000	Notes, 6.750% due 12/1/14 (a)	1,622,364
14,100,000	General Motors Corp., Debentures, 8.375% due 7/15/33 (a)	12,095,008
6,275,000	Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (a)(b)	6,416,188
5,600,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	5,656,000
3,570,000	Kinetek Inc., Sr. Notes, Series D, 10.750% due 11/15/06	3,293,325
2,750,000	L-3 Communications Corp., Sr. Sub. Notes, 7.625% due 6/15/12	2,935,625
950,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	1,028,375
3,000,000	Park-Ohio Industries Inc., Sr. Sub. Notes, 8.375% due 11/15/14 (b)	2,910,000
1,625,000	Rexnord Corp., 10.125% due 12/15/12	1,795,625
4,375,000	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	4,495,313
	Sequa Corp., Sr. Notes:
3,250,000	9.000% due 8/1/09	3,493,750
6,000,000	Series B, 8.875% due 4/1/08	6,330,000
	Tenneco Automotive Inc. (a):
2,300,000	Secured Notes, Series B, 10.250% due 7/15/13	2,576,000
5,350,000	Sr. Sub. Notes, 8.625% due 11/15/14 (b)	5,229,625
4,500,000	Terex Corp., Series B, 10.375% due 4/1/11 (a)	4,916,250
	TRW Automotive Inc.:
4,506,000	Sr. Notes, 9.375% due 2/15/13	4,866,480
293,000	Sr. Sub. Notes, 11.000% due 2/15/13 (a)	329,625
6,798,000	Wesco Distribution Inc., Sr. Sub. Notes, Series B, 9.125% due 6/1/08	7,004,795

		135,812,277

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Media - 8.7%
$1,975,000	Advertising Directory Solutions Inc., 9.250% due 11/15/12 (b)	$2,083,625
4,175,000	Atlantic Broadband Finance LLC, Sr. Sub. Notes, 9.375% due 1/15/14 (b)	4,028,875
	Cablevision Systems Corp., Sr. Notes (b):
7,200,000	6.669% due 4/1/09 (e)	7,668,000
3,350,000	8.000% due 4/15/12	3,458,875
3,175,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	3,333,750
5,278,210	CanwestMedia, Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	5,581,707
	CBD Media Holding LLC:
3,250,000	Notes, 8.625% due 6/1/11	3,363,750
4,400,000	Sr. Notes, 9.250% due 7/15/2 (a)	4,510,000
	Charter Communications Holding, LLC:
	Sr. Discount Notes (a):
775,000	9.920% due 4/1/11	598,687
6,525,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (e)	5,627,812
3,650,000	Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11 (e)	2,938,250
10,950,000	Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11 (e)	7,610,250
1,175,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (e)	740,250
	Sr. Notes:
450,000	8.625% due 4/1/09 (a)	349,875
11,250,000	10.000% due 4/1/09	9,168,750
6,800,000	10.750% due 10/1/09 (a)	5,610,000
200,000	10.250% due 1/15/10	161,500
5,000,000	CSC Holdings Inc., Sr. Sub. Debentures., 10.500% due 5/15/16	5,525,000
	Dex Media East LLC/Dex Media East Finance Co.:
1,900,000	9.875% due 11/15/09	2,099,500
894,000	12.125% due 11/15/12	1,063,860
	Dex Media Inc., Discount Notes:
5,800,000	Zero coupon until 11/15/08, (9.000% thereafter), due 11/15/13	4,437,000
8,000,000	Zero coupon until 11/15/08, (9.000% thereafter), due 11/15/13 (a)(e)	6,120,000
3,125,000	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	3,500,000
3,275,000	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	3,561,562
	Echostar DBS Corp.:
11,000,000	6.625% due 10/1/14 (b)	10,683,750
4,079,000	Sr. Notes, 9.125% due 1/15/09	4,374,727
	InSight Midwest, L.P., Sr. Notes:
2,350,000	9.750% due 10/1/09	2,467,500
4,900,000	10.500% due 11/1/10	5,267,500
2,100,000	Interep National Radio Sales Inc., Series B, 10.000% due 7/1/08 (a)	1,664,250
5,350,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13 (a)	3,745,000
4,375,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures., 9.500% due 6/15/13	4,790,625
2,225,000	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13 (a)	2,391,875
5,400,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a)	5,413,500
2,635,000	Nexstar Finance Holdings LLC, Sr. Discount Notes, (zero coupon until 4/1/08, 11.375%	2,081,650
	thereafter), due 4/1/13 (a) (e)
6,950,000	NextMedia Operating Inc., Sr. Sub. Notes, 10.750% due 7/1/11	7,618,938
3,700,000	PanAmSat Corp., 9.000% due 8/15/14	3,922,000
4,400,000	R.H. Donnelly Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (b)	5,093,000
1,950,000	Radio One Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (a)	2,096,250
	Rainbow National Services LLC (b):
2,950,000	Sr. Notes, 8.750% due 9/1/12	3,186,000
5,150,000	Sr. Sub. Debentures, 10.375% due 9/1/14	5,780,875
1,625,000	Rogers Cable Inc., 8.750% due 5/1/32	1,893,125
750,000	Sinclair Broadcast Group, 8.000% due 3/15/12	768,750
2,725,000	Spanish Broadcasting System, 9.625% due 11/1/09	2,861,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Media - 8.7% (continued)
$6,925,000	Vertis Inc., Secured Notes, 9.750% due 4/1/09	$7,271,250
	Yell Finance BV:
3,215,000	Sr. Discount Notes, (zero coupon until 8/1/06, 13.500% thereafter), due 8/1/11 (a)(e)	3,215,000
2,298,000	Sr. Notes, 10.750% due 8/1/11 (a)	2,599,613
7,075,000	Young Broadcasting Inc., Sr. Sub. Notes, 10.000% due 3/1/11 (a)	7,269,563

		189,596,869

Services & Other - 2.9%
	Allied Waste North America, Inc., Sr. Notes, Series B:
125,000	8.500% due 12/1/08	128,750
9,625,000	9.250% due 9/1/12 (a)	10,346,875
5,500,000	7.375% due 4/15/14 (a)	5,005,000
4,500,000	7.250% due 3/15/15 (b)	4,297,500
1,350,000	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	1,505,250
4,525,000	Buhrmann U.S. Inc., Sr. Sub. Notes, 7.875% due 3/1/15 (b)	4,547,625
1,495,000	CB Richard Ellis Services Inc., Sr. Notes, 9.750% due 5/15/10	1,696,825
	Cenveo Corp.:
4,000,000	9.625% due 3/15/12	4,280,000
6,050,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	5,429,875
2,879,374	Employee Solutions Inc., Series B, 10.000% due 4/15/05 (c)(d)	288
2,500,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (c)(d)	0
	Iron Mountain Inc., Sr. Sub. Notes:
3,900,000	8.625% due 4/1/13	3,958,500
12,435,000	7.750% due 1/15/15	12,341,738
250,000	6.625% due 1/1/16	229,375
	Muzak LLC (a):
6,325,000	Sr. Notes, 10.000% due 2/15/09	5,218,125
1,500,000	Sr. Sub. Notes, 9.875% due 3/15/09	682,500
4,000,000	Safety-Kleen Services, Inc., Sr. Sub. Notes, 9.250% due 6/1/08 (c)	16,000
4,050,000	SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06	4,070,250

		63,754,476

Technology - 1.9%
	Amkor Technology Inc. (a):
	Sr. Notes:
975,000	9.250% due 2/15/08	936,000
4,000,000	7.125% due 3/15/11	3,390,000
4,190,000	Sr. Sub. Notes, 10.500% due 5/1/09	3,771,000
20,475,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	17,762,063
7,675,000	Nortel Networks Ltd, Notes, 6.125% due 2/15/06	7,732,563
6,825,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09 (a)	7,285,688

		40,877,314

Telecommunications - 7.3%
	Alamosa (Delaware) Inc.:
2,827,000	11.000% due 7/31/10	3,229,847
2,537,000	Sr. Discount Notes, (Zero coupon until 7/31/05, 12.000% thereafter), due 7/31/09 (e)	2,771,672
1,000,000	Sr. Notes, 8.500% due 1/31/12	1,041,250
	American Tower Corp., Sr. Notes (a):
5,523,000	9.375% due 2/1/09	5,826,765
4,600,000	7.500% due 5/1/12	4,692,000
1,150,000	American Tower Escrow Corp., Sr. Discount Notes, zero coupon (yield to maturity at issue, 12.250%), due 8/1/08	868,250
5,000,000	AT&T Corp., Sr. Notes, 9.750% due 11/15/31	6,125,000
6,000,000	Centennial Cellular Operating Co., 10.125% due 6/15/13	6,660,000
2,675,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (a)	2,755,250

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Telecommunications - 7.3% (continued)
	Crown Castle International Corp., Sr. Notes:
$6,375,000	9.375% due 8/1/11	$6,964,687
4,000,000	10.750% due 8/1/11	4,290,000
1,650,000	7.500% due 12/1/13 (a)	1,819,125
905,000	Series B, 7.500% due 12/1/13 (a)	997,762
2,800,000	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (b)	2,856,000
2,000,000	iPCS Escrow Co., Sr. Notes, 11.500% due 5/1/12	2,260,000
11,535,000	MCI Inc., Sr. Notes, 7.735% due 5/1/14	12,717,338
	Nextel Communications, Inc., Sr. Notes:
521,428	9.500% due 2/1/11	581,392
1,425,000	6.875% due 10/31/13	1,492,688
21,400,000	7.375% due 8/1/15	22,710,750
4,050,000	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	4,424,625
	Qwest Services Corp., Notes (b):
12,925,000	14.000% due 12/15/10	15,025,313
10,851,000	14.500% due 12/15/14	13,156,838
5,800,000	Rogers Wireless Inc., Secured Notes, 7.500% due 3/15/15	6,017,500
3,075,000	SBA Communications Corp., Sr. Notes, 8.500% due 12/1/12 (a)(b)	3,198,000
5,150,000	SBA Telecommunications Inc., Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter),	4,467,625
	due 12/15/11 (e)
2,500,000	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	2,618,750
	UbiquiTel Operating Co., Sr. Notes:
2,950,000	9.875% due 3/1/11 (a)	3,267,125
4,000,000	9.875% due 3/1/11 (b)	4,430,000
5,750,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	6,583,750
3,250,000	World Access Inc., Sr. Notes, 13.250% due 1/15/08 (c)	178,750
5,575,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter), due 2/1/15 (b)	3,554,063

		157,582,115

Transportation - 0.6%
	Continental Airlines, Inc.:
1,300,000	Notes, 8.000% due 12/15/05 (a)	1,287,000
	Pass-Through Certificates:
1,385,682	Series 974C, 6.800% due 7/2/07	1,233,956
1,593,115	Series 981C, 6.541% due 9/15/08	1,464,230
7,750,000	OMI Corp., Sr. Notes, 7.625% due 12/1/13	8,089,063

		12,074,249

Utilities - 4.8%
	The AES Corp., Sr. Notes (a):
1,825,000	8.750% due 6/15/08	1,939,062
2,125,000	9.500% due 6/1/09	2,334,844
5,975,000	9.375% due 9/15/10	6,617,312
4,300,000	7.750% due 3/1/14	4,461,250
6,675,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (b)	7,409,250
	Calpine Corp.(a):
8,875,000	2nd Priority Sr. Secured notes, 8.500% due 7/15/10 (b)	7,011,250
3,635,000	Secured Notes, 8.750% due 7/15/13 (b)	2,762,600
	Sr. Notes:
350,000	7.875% due 4/1/08	255,500
465,000	8.625% due 8/15/10	326,662
4,000,000	Calpine Generating Co LLC, Secured Notes, 11.169% due 4/1/11 (e)	3,840,000
	Edison Mission Energy, Sr. Notes:
2,675,000	10.000% due 8/15/08	2,985,969
5,775,000	7.730% due 6/15/09	6,049,312
7,050,000	9.875% due 4/15/11 (a)	8,178,000

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT		SECURITY	VALUE

Utilities - 4.8% (continued)
		Mirant Americas Generation, LLC, Sr. Notes (c ):
$1,725,000		7.625% due 5/1/06	$1,957,875
10,250,000		8.300% due 5/1/11	11,480,000
7,475,000		9.125% due 5/1/31	8,166,438
11,540,000		NRG Energy Inc. 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	12,261,250
		Reliant Energy, Inc., Secured Notes:
3,500,000		9.250% due 7/15/10	3,762,500
10,475,000		9.500% due 7/15/13	11,443,938

			103,243,012

		TOTAL CORPORATE NOTES & BONDS (Cost - $1,575,601,131)	1,578,561,702

CONVERTIBLE BOND - 0.1%
Telecommunications - 0.1%
1,325,000		American Tower Corp., Notes, 5.000% due 2/15/10 (Cost - $652,616)	1,316,719

FACE
AMOUNT†

SOVEREIGN BONDS - 19.6%
Argentina - 0.9%
		Republic of Argentina (c)(f):
110,000	DEM	7.875% due 7/29/05	22,339
155,000	DEM	11.250% due 4/10/06	32,947
265,000	EUR	8.000% due 2/26/08	110,445
150,000	EUR	8.000% due 2/26/08	62,516
525,000	DEM	9.000% due 11/19/08	104,286
260,000	EUR	8.250% due 7/6/10	105,428
220,000	DEM	10.250% due 2/6/49	47,245
555,000	DEM	7.000% due 3/18/49	115,102
250,000	EUR	9.000% due 6/20/49	101,373
110,000	EUR	8.500% due 7/1/49	43,691
120,000	DEM	9.000% due 9/19/49	24,187
245,000	DEM	10.500% due 11/14/49	48,813
8,270,000		Discount Bond, Series L-GL, 3.500% due 3/31/23 (e)	4,858,625
		Medium Term Notes:
175,000	EUR	9.000% due 5/24/05 (b)	72,005
1,195,000,000	ITL	4.649% due 7/8/05	240,578
1,915,000	EUR	10.000% due 2/22/07	811,783
190,000	EUR	10.250% due 1/26/07	81,232
585,000,000	ITL	7.625% due 8/11/07	119,570
610,000,000	ITL	8.000% due 10/30/09	122,718
230,000	EUR	8.500% due 7/30/10	91,563
295,000	EUR	8.750% due 2/4/49	124,288
175,000,000	ITL	7.000% due 3/18/49	36,661
145,000	EUR	7.125% due 6/10/49	58,853
685,000	EUR	9.250% due 7/20/49	278,474
120,000	EUR	8.125% due 10/4/49	47,757
150,000	EUR	9.250% due 10/21/49	59,552
18,475,000		Par Bond, Series L-GP, 6.000% due 3/31/23	10,807,875

			18,629,906

Brazil - 4.4%
		Federative Republic of Brazil:
1,000,000		11.000% due 1/11/12	1,133,500
15,595,000		12.250% due 3/6/30	18,947,925
4,425,000		11.000% due 8/17/40	4,926,131

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Brazil - 4.4% (continued)
$26,159,772	C Bond, 8.000% due 4/15/14	$25,947,224
1,000,000	Collective Action Security, 10.500% due 7/14/14	1,104,750
25,786,971	DCB, Series L, 3.125% due 4/15/12 (e)	24,239,753
	FLIRB, Series L (e):
4,153,846	Bearer, 3.063% due 4/15/09	4,096,731
8,861,539	Registered, 3.063% due 4/15/09 (b)	8,739,693
5,109,096	NMB, Series L, 3.125% due 4/15/09 (e)	5,006,914

		94,142,621

Bulgaria - 0.2%
3,065,000	Republic of Bulgaria, 8.250% due 1/15/15 (b)	3,746,962

Chile - 0.4%
7,975,000	Republic of Chile, Collective Action Securities, 5.500% due 1/15/13	8,175,224

Colombia -1.0%
	Republic of Colombia:
1,375,000	9.750% due 4/23/09	1,512,500
1,275,000	10.500% due 7/9/10	1,421,625
2,725,000	10.000% due 1/23/12	2,983,875
5,040,000	10.750% due 1/15/13	5,663,700
4,575,000	11.750% due 2/25/20	5,501,437
130,000	8.125% due 5/21/24	120,250
4,005,000	10.375% due 1/28/33	4,265,325

		21,468,712

Costa Rica - 0.0%
375,000	Republic of Costa Rica, 8.050% due 1/31/13 (b)	391,875

Ecuador - 0.5%
10,185,000	Republic of Ecuador, 12.000% due 11/15/12 (b):	10,261,387

El Salvador - 0.2%
3,375,000	Republic of El Salvador, 7.750% due 1/24/23 (b)	3,678,750

Malaysia - 0.3%
3,400,000	Federation of Malaysia, 8.750% due 6/1/09	3,904,197
	Petronas Capital Ltd. (b):
75,000	7.000% due 5/22/12	82,783
3,275,000	7.875% due 5/22/22	3,924,573

		7,911,553

Mexico - 4.2%
	United Mexican States:
18,825,000	6.625% due 3/3/15	19,601,531
1,600,000	11.375% due 9/15/16	2,296,000
	Medium Term Notes:
9,780,000	6.375% due 1/16/13	10,139,415
13,735,000	8.300% due 8/15/31	15,778,081
	Series A:
10,531,000	5.875% due 1/15/14	10,478,345
12,200,000	8.000% due 9/24/22	13,908,000
16,685,000	7.500% due 4/8/33	17,761,182

		89,962,554

Panama - 0.6%
	Republic of Panama:
465,000	9.625% due 2/8/11	530,100
1,675,000	9.375% due 7/23/12	1,905,312
1,600,000	7.250% due 3/15/15	1,600,000
3,355,000	9.375% due 1/16/23	3,791,150
4,750,000	9.375% due 4/1/29	5,462,500

		13,289,062

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Peru - 0.8%
	Republic of Peru:
$2,425,000	9.125% due 2/21/12	$2,749,344
2,400,000	9.875% due 2/6/15	2,790,000
1,600,000	8.750% due 11/21/33	1,676,000
1,174,140	FLIRB, 4.500% due 3/7/17 (e)	1,103,692
8,967,500	PDI, 5.000% due 3/7/17 (e)	8,384,612

		16,703,648

The Philippines - 0.7%
	Republic of the Philippines:
25,000	8.375% due 3/12/09	26,469
600,000	9.375% due 1/18/17	636,000
11,850,000	10.625% due 3/16/25	12,783,187
1,711,112	FLIRB, Series B, 3.438% due 6/1/08 (e)	1,587,056

		15,032,712

Russia - 2.8%
5,000,000	Aries Vermogensverwaltung GmbH, Russian Federation Sovereign Credit - Linked
	Notes, Series C, 9.600% due 10/25/14 (b)	6,037,500
	Russian Federation (b):
5,950,000	12.750% due 6/24/28	9,758,000
44,280,000	5.000% (until 3/31/07, 7.500% thereafter) due 3/31/30 (e)	45,510,984

		61,306,484

South Africa - 0.5%
	Republic of South Africa:
950,000	9.125% due 5/19/09	1,085,375
8,975,000	6.500% due 6/2/14	9,457,406

		10,542,781

Turkey - 0.9%
	Republic of Turkey:
1,075,000	12.375% due 6/15/09	1,298,062
825,000	11.750% due 6/15/10	996,187
3,300,000	11.500% due 1/23/12	4,034,250
6,480,000	11.875% due 1/15/30	8,699,400
5,000,000	Collective Action Security, 9.500% due 1/15/14	5,650,000

		20,677,899

Ukraine - 0.3%
	Republic of Ukraine (b):
2,650,785	11.000% due 3/15/07	2,846,280
3,150,000	7.650% due 6/11/13	3,386,250

		6,232,530

Uruguay - 0.1%
3,900,000	Republic of Uruguay, 7.500% due 3/15/15	3,588,000

Venezuela - 0.8%
	Bolivarian Republic of Venezuela:
4,514,000	8.500% due10/8/14	4,491,430
	Collective Action Securities:
4,700,000	10.750% due 9/19/13	5,264,000
6,925,000	9.375% due 1/13/34	6,907,687
725,000	Par Bond, Series A, 6.750% due 3/31/20	719,562

		17,382,679

	TOTAL SOVEREIGN BONDS
	(Cost - $398,342,783)	423,125,339

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

LOAN PARTICIPATIONS (e)(g) - 0.1%
Morocco - 0.1%
$1,519,831	Kingdom of Morocco, Tranche A, 2.781% due 1/5/09 (CS First Boston Corp.) ( Cost - $1,432,049)	$1,497,034

ASSET-BACKED SECURITIES - 0.1%
1,379,996	First Consumers Master Trust, Series 2001- A, Class A, 2.712% due 9/15/08 (e) (Cost - $1,369,935)	1,370,509

SHARES

COMMON STOCK (h) - 0.9%
40,557	Axiohm Transaction Solutions, Inc.(d)	0
172,414	Continental AFA Dispensing Co. (d)	948,277
20	Glasstech Inc. (d)	0
29,983	Mattress Discounters Corp. (d)	0
90,197	NTL Inc.	5,742,843
89,129	SpectraSite, Inc. (a)	5,166,808
142,752	Telewest Global, Inc. (a)	2,539,558
616,071	UnitedGlobalCom Inc. Class A	5,828,032
10,212	World Access Inc.	9

	TOTAL COMMON STOCK (Cost - $18,288,637)	20,225,527

ESCROW SHARES (d) (h) - 0.0%
4,000,000	Breed Technologies Inc. (c)	0
4,000,000	Imperial Sugar Co.	0
2,000,000	Pillowtex Corp.	0
1,324,028	Vlasic Foods International, Inc.	47,930

	TOTAL ESCROW SHARES (Cost - $0)	47,930

PREFERRED STOCK - 0.5%
6,913	Alamosa Holdings Inc., Series B, 7.500% Cumulative Convertible	6,002,212
62,500	Delphi Trust I, 8.250% Trust Preferred Securities (a)	1,162,500
22	Glasstech Inc. (d)(h)	0
3,854	Spanish Broadcasting System, Series B, Payment -in-Kind, 10.750% due 10/15/13	4,249,035
	TCR Holding Corp.(d)(h):
9,787	Class B	10
5,383	Class C	5
14,191	Class D	14
29,362	Class E	29

	TOTAL PREFERRED STOCK (Cost - $7,590,778)	11,413,805

WARRANTS/RIGHTS

WARRANTS & RIGHTS (h) - 0.0%
1,150	American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08.
	Each warrant exercisable for 14.0953 shares of common stock.) (b)	258,175
2,240	Brown Jordan International Inc., (Exercise price of $0.01 per share expiring on 8/15/07.
	Each warrant exercisable for 0.2298 shares of common stock.) (b)	20
16,537,951	ContiFinancial Corp.,Liquidating Trust, Units of Interest, (Represents interests in a trust in the liquidation
	of ContiFinancial Corp. and its affiliates.)	20,672
1,250	Leap Wireless International Inc., (Exercise price of $96.80 per share expiring on 4/15/10.
	Each warrant exercisable for 5.146 shares of common stock.) (b)(d)	0
3,500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07.
	Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 shares of
	Class L common stock.) (b)(d)	0
13,446	Pillowtex Corp., (Exercise Price of $28.99 per share expiring on 11/24/09. Each warrant
	exercisable for 1 share of common stock.) (d)	13
2,500	UbiquiTel Operating Co., (Exercise price of $22.74 per share expiring on 4/15/10.
	Each warrant exercisable for 5.965 shares of common stock.) (b)	25
30,345	Venezuela Par Rights (d)	637,245

	TOTAL WARRANTS & RIGHTS (Cost - $363,276)	916,150

	SUB-TOTAL INVESTMENTS (Cost - $2,003,641,205)	2,038,474,715

See Notes to Schedules of Investments.

SALOMON BROTHERS HIGH YIELD BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS - 20.9%
REPURCHASE AGREEMENTS - 4.0%
$85,553,000	Interest in $954,517,000 joint tri-party repurchase agreement dated 3/31/05 with UBS Securities LLC,
	2.840% due 4/1/05; Proceeds at maturity - $85,559,749; (Fully collateralized by International Bank for
	Reconstruction & Development Notes and Bonds and various U.S. Government Agency Obligations
	0.000% to 8.875% due 4/19/05 to 11/15/30; Market value - $87,264,060) (Cost - $85,553,000)	$85,553,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 16.9%
365,267,351	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $365,267,351)	365,267,351

	TOTAL SHORT-TERM INVESTMENTS (Cost - $450,820,351)	450,820,351

	TOTAL INVESTMENTS - 115.4% (Cost - $2,454,461,556*)	2,489,295,066
	Liabilities in Excess of Other Assets - (15.4)%	(331,940,826)

	TOTAL NET ASSETS - 100.0%	$2,157,354,240

(a)	All or a portion of this security is on loan (See Notes 1 and 2).
(b)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default.
(d)	Security is valued in accordance with fair valuation procedures.
(e)	Interest rate shown reflects current rate on insturment with variable rate or step coupon rates.
(f)	All Argentina bonds have been tendered as of February 25, 2005 under a plan of reorganization of Argentina.
(g)	Participation interests were acquired through the financial institutions indicated parenthetically.
(h)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.
†	Face amount denominated in U.S. Dollars unless otherwise indicated.

Abbreviations used in this schedule:
C Bond	- Capitalization Bond
DCB	- Debt Conversion Bond
FLIRB	- Front-Loaded Interest Reduction Bond
NMB	- New Money Bond
PDI	- Past Due Interest

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedule of Investments (unaudited)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS (a) - 28.5%
	U.S. Treasury Notes:
$6,500,000	2.875% due 11/30/06	$6,413,674
11,000,000	3.000% due 11/15/07	10,764,534
12,300,000	3.375% due 11/15/08	12,028,059
1,500,000	3.500% due 11/15/09	1,459,806
1,000,000	5.750% due 8/15/10	1,073,438
4,000,000	4.000% due 2/15/14	3,861,408

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $36,265,756)	35,600,919

MORTGAGE-BACKED SECURITIES - 51.8%
2,681	Fannie Mae Grantor Trust, 125.060% due 12/28/28 (b)	2,670
500,000	Federal Home Loan Bank, 5.800% due 9/2/08	523,869
	Federal Home Loan Mortgage Corporation (FHLMC):
3,596,495	5.000% due 12/15/09 - Interest Only	129,190
2,830	11.750% due 7/1/15	3,121
2,070	8.250% due 4/1/17	2,233
13,802	8.000% due 12/1/19	14,856
58,758	8.000% due 7/1/20	63,140
2,487,742	9.500% due 1/1/21	2,735,296
5,363,332	5.500% due 1/15/23 - Interest Only	381,229
121,832	4.500% due 4/15/32	110,604
1,069,083	5.743% due 7/1/32 (b)	1,084,560
5,700,000	5.000%, 30 year (c)	5,577,097
	Gold:
6,772	7.500% due 5/1/07	6,972
1,865	6.000% due 7/1/10	1,918
11,389	7.000% due 5/1/11	11,977
77,182	7.000% due 7/1/11	81,167
20,334	7.000% due 8/1/11	21,384
389,180	6.000% due 10/1/28	399,777
53,959	6.000% due 7/1/29	55,397
582,695	7.500% due 5/1/30	626,559
	Federal National Mortgage Association (FNMA)
2,000,000	4.110% due 2/17/09 (b)	2,000,600
1,127,933	5.000% due 3/25/09 - Interest Only	26,017
1,829,227	6.000% due 9/1/11	1,887,679
6,763	12.500% due 9/20/15	7,595
73,545	12.000% due 1/1/16	82,109
4,073	12.000% due 1/15/16	4,551
42,818	12.500% due 1/15/16	48,081
316,495	8.500% due 8/1/19	344,787
1,928	11.500% due 9/1/19	2,143
14,104	10.500% due 8/1/20	16,236
21,903	8.500% due 11/1/23	23,877
353,332	6.500% due 9/1/24	369,035
350,669	7.000% due 1/1/25	371,678
42,771	6.000% due 2/1/29	43,875
30,626	6.000% due 3/1/29	31,399
353,821	6.000% due 6/1/29	362,751
591,596	6.527% due 5/25/30	620,191
3,462	7.500% due 7/1/30	3,705
32,751	7.500% due 9/1/30	35,057
695,813	8.500% due 10/1/30	758,532
1,454,724	6.000% due 1/1/33	1,489,311
1,275,052	4.031% due 6/25/33 (b)	1,298,623

See Notes to Schedules of Investments.

SALOMON BROTHERS SHORT/INTERMEDIATE U.S. GOVERNMENT FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

MORTGAGE-BACKED SECURITIES - 51.8% (continued)
$2,646,006	5.000% due 8/1/33	$2,597,126
6,000,000	5.500%, 15 year (c)	6,114,372
4,700,000	5.000%, 30 year (c)	4,582,500
12,000,000	5.500%, 30 year (c)	12,018,744
3,000,000	6.000%, 30 year (c)	3,066,564
4,500,000	6.500%, 30 year (c)	4,670,154
	Government National Mortgage Association (GNMA)
993,765	5.500% due 5/20/09	1,014,220
465,977	8.500% due 6/15/25	513,740
8,500,000	5.500%, 30 year (c)	8,577,027

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $64,192,594)	64,815,295

	SUB-TOTAL INVESTMENTS (Cost - $100,458,350)	100,416,214

SHORT-TERM INVESTMENTS (d) - 78.0%
U.S. GOVERNMENT AGENCIES - 28.8%
	Federal Farm Credit Bank Discount Corp.
16,000,000	Zero coupon due 4/4/05 (yield to maturity 2.640%)	15,996,480
10,000,000	Zero coupon due 4/13/05 (yield to maturity 2.630%)	9,991,166
	Federal Home Loan Bank Discount Corp.:
10,000,000	Zero coupon due 4/8/05 (yield to maturity 2.640%)	9,994,867

	TOTAL U.S. GOVERNMENT AGENCIES (Cost - $35,982,513)	35,982,513

REPURCHASE AGREEMENT - 24.8%
31,035,000	Interest in $441,237,000 joint tri-party repurchase aggreement dated 3/31/05 with
	Morgan Stanley, Inc., 2.850% due 4/1/05; Proceeds at maturity - $31,037,457;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000%, due 4/13/05
	to 2/24/06; Market value - $31,655,945) (Cost - $31,035,000)	31,035,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 24.4%
30,538,854	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $30,538,854)	30,538,854

	TOTAL SHORT-TERM INVESTMENTS (Cost - $97,556,367)	97,556,367

	TOTAL INVESTMENTS - 158.3% (Cost - $198,014,717*)	197,972,581
	Liabilities in Excess of Other Assets - (58.3)%	(72,942,834)

	TOTAL NET ASSETS - 100.0%	$125,029,747

(a)	All or a portion of this security is on loan (See Notes 1 and 2).
(b)	Rate shown reflects current rate in effect at March 31, 2005 on instrument with variable rate or step coupon rates.
(c)	Security acquired under mortgage dollar roll agreement.
(d)	Securities with an aggregate market value of $57,022,647 are segregated and/or held as collateral for mortgage dollar rolls, TBA's and/or open futures contracts.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
TBA	- To Be Announced

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

U.S. GOVERNMENT OBLIGATIONS - 6.9%
	U.S. Treasury Bonds & Notes:
$2,680,000	3.625% due 1/15/10 (a)	$2,616,666
1,000,000	5.750% due 8/15/10	1,073,438
2,950,000	5.000% due 2/15/11	3,064,891
5,390,000	4.000% due 2/15/14 (a)	5,203,247
1,270,000	4.250% due 11/15/14 (a)	1,244,154

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $12,968,048)	13,202,396

MORTGAGE-BACKED SECURITIES - 32.1%
	Federal Home Loan Mortgage Corp. (FHLMC):
	Gold:
1,653	6.000% due 10/1/10	1,705
29,694	7.000% due 7/1/11	31,227
170,202	7.000% due 8/1/30	181,154
7,000,000	5.000%, 30 Year (b)(c)	6,849,066
1,150,000	6.000%, 30 Year (b)(c)	1,176,954
3,000,000	6.500%, 30 Year (b)(c)	3,113,436
252,158	Series 1103, Class N, 1.157% due 6/15/21 - Interest Only	6,998
	Federal National Mortgage Association (FNMA):
4,399	6.500% due 2/1/26	4,589
40,955	6.500% due 3/1/26	42,724
11,538	8.000% due 2/1/31	12,425
5,000,000	4.000%, 15 Year (b)(c)	4,787,500
6,000,000	4.500%, 30 Year (b)(c)	5,694,372
10,250,000	5.000%, 30 Year (b)(c)	10,017,652
7,500,000	5.500%, 30 Year (b)(c)	7,511,715
6,000,000	6.000%, 30 Year (b)(c)	6,133,128
15,500,000	6.500%, 30 Year (b)(c)	16,086,086
8,954	Series 1989-17, Class E, 10.400% due 4/25/19	9,884

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $61,981,206)	61,660,615

ASSET-BACKED SECURITIES - 6.0%
490,000	Ameriquest Mortgage Securities, Inc.
	Series 2004-R11, Class M5, 4.050% due 11/25/34 (d)	499,803
1,000,000	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2,
	4.050% due 8/25/32 (d)	1,010,170
429,826	Argent NIM Trust, Series 2004-WN8, Class A, 4.700% due 7/25/34 (e)	428,407
500,000	Asset-Backed Securities Corp., Series 2003-HE2, Class M2,
	4.710% due 4/15/33 (d)	507,739
1,500,000	Bayview Financial Acquisition Trust, Series 2001-CA, Class-M3, 4.100% due 8/25/36 (d)(e)	1,497,188
	Bear Stearns Asset-Backed Securities NIM (e):
114,968	Series 2003-HE1N, Class A1, 6.500% due 8/25/05	115,171
228,161	Series 2004-FR1N, Class A1, 5.000% due 5/25/34	226,863
327,499	Series 2004-HE6N, Class A1, 5.250% due 8/25/34	326,183
	Countrywide Asset-Backed Certificates:
650,000	Series 2004-5, Class M4, 4.100% due 6/25/34 (d)	661,424
333,772	Series 2004-5N, Class N1, 5.500% due 10/25/35 (e)	332,893
414,770	CS First Boston Mortgage Securities Corp., Series 2001-HE12, Class M2, 4.070% due 9/25/31 (d)	415,677
451,023	First Consumers Master Trust, Series 2001-A, Class A, 3.120% due 9/15/08 (d)	447,922
547,226	Green Tree Financial, Series 1997-6, Class A8, 7.070% due 1/15/29 (f)	570,787
593,801	Merrill Lynch Mortgage Investors, Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (e)	593,801
770,000	Metris Master Trust, Series 2001-2, Class B, 3.930% due 11/20/09 (d)	772,710
718,588	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	759,913
	Novastar Home Equity Loan (d):
220,000	Series 2003-4, Class M2, 4.475% due 2/25/34	226,860
490,000	Series 2004-1, Class M4, 3.825% due 6/25/34	491,898

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

ASSET-BACKED SECURITIES - 6.0% (continued)
$500,000	Residential Asset Securities Corp., Series 2002-KS2, Class MII2, 3.950% due 4/25/32 (d)	$503,310
	Sail Net Interest Margin Notes (e):
24,377	Series 2003-3, 7.750% due 4/27/33	24,432
268,170	Series 2003-3, 4.750% due 1/27/35	268,269
51,184	Series 2003-13A, 6.750% due 11/27/33	50,948
285,121	Series 2004-2A, 5.500% due 3/27/34	286,290
300,321	Series 2004-4A, 5.000% due 4/27/34	300,870
159,348	Series 2004-4A, 7.500% due 1/27/35	153,024
1,036,580	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 3.540% due 11/1/35 (d)(e)	10,365

	TOTAL ASSET-BACKED SECURITIES (Cost - $11,871,013)	11,482,917

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
675,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	778,983
	Commercial Mortgage Pass-Through Certificates:
816,770	Series 2001-J2A, Class A1, Sr. Notes, 5.447% due 7/16/34 (e)	838,331
399,971	Series 2003-FL9, Class E, 3.810% due 11/15/15 (d)(e)	402,531
16,647,499	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.536%
	due 5/17/32 (d) - Interest Only	480,697
1,250,000	Merit Securities Corp., Notes, 4.350% due 9/28/32 (d)(e)	1,237,415

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,575,774)	3,737,957

CORPORATE BONDS & NOTES - 25.5%
Basic Industries - 3.2%
75,000	AK Steel Corp., 7.875% due 2/15/09 (a)	73,875
150,000	Aleris International Inc., Secured Notes, 10.375% due 10/15/10	167,250
125,000	Ameripath, Inc., 10.500% due 4/1/13	125,000
125,000	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13 (a)	113,438
130,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (e)	148,850
125,000	Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12	141,563
250,000	Bowater, Inc., Notes, 6.500% due 6/15/13 (a)	239,375
	Buckeye Technologies, Inc., Sr. Sub. Notes:
225,000	9.250% due 9/15/08	225,000
75,000	8.000% due 10/15/10	74,625
125,000	Compass Minerals Group, Inc., Sr. Sub. Notes 10.000% due 8/15/11	136,563
585,000	Domtar Inc., Secured Notes, 5.375% due 12/1/13	552,208
150,000	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	169,125
100,000	FMC Corp., Secured Notes, 10.250% due 11/1/09	112,000
200,000	Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due 7/15/10 (e)	230,500
209,000	Huntsman International LLC, Sr. Sub. Notes, 10.125% due 7/1/09 (a)	218,405
50,000	IPSCO, Inc., Sr. Notes, 8.750% due 6/1/13	55,875
175,000	ISP Chemco, Inc., Sr. Sub. Notes, Series B, 10.250% due 7/1/11	190,313
65,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	76,375
275,000	Jefferson Smurfit Corp., Sr. Notes, 8.250% due 10/1/12	283,937
	Lyondell Chemical Co., Sr. Secured Notes:
200,000	11.125% due 7/15/12	231,000
16,000	Series B, 9.875% due 5/1/07	16,480
50,000	Medical Device Manufacturing, Inc., 10.000% due 7/15/12	53,750
125,000	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	145,000
150,000	Millennium America, Inc., Sr. Notes, 9.250% due 6/15/08 (a)	161,625
125,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (f)	135,625
150,000	Novelis, Inc., Sr. Notes, 7.250% due 2/15/15 (e)	147,750
275,000	Owens-Illinois, Inc., Sr. Notes, 7.350% due 5/15/08	283,937

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Basic Industries - 3.2% (continued)
$225,000	Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11	$250,875
75,000	Pliant Corp., 2nd Priority Lien Sr. Secured Notes, 11.125% due 9/1/09	75,375
75,000	PQ Corp., 7.500% due 2/15/13 (a)(e)	74,250
125,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)	93,125
500,000	Republic Technologies International, LLC, Sr. Secured Sub. Notes, 13.750% due 7/15/09 (g)(h)	0
	Resolution Performance Products LLC:
100,000	Secured Notes, 8.000% due 12/15/09	105,500
125,000	Sr. Sub. Notes, 13.500% due 11/15/10	135,625
	Rhodia S.A. (a):
125,000	Sr. Notes, 7.625% due 6/1/10	123,750
150,000	Sr. Sub. Notes, 8.875% due 6/1/11	146,625
	Six Flags, Inc., Notes (a):
50,000	9.750% due 4/15/13	46,875
75,000	9.625% due 6/1/14	69,562
150,000	Tekni-Plex, Inc., Sr. Secured Notes, 8.750% due 11/15/13 (a)(e)	142,875
112,000	United Agri Products, Inc., 8.250% due 12/15/11	117,040
162,000	Westlake Chemical Corp., Sr. Notes, 8.750% due 7/15/11	177,997

		6,068,918

Consumer Cyclicals - 1.1%
75,000	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (e )	77,625
200,000	Cinemark, Inc, Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14 (d)	143,000
75,000	Corrections Corporation of America, Sr. Notes, 6.250% due 3/15/13 (e)	72,375
370,000	Flooring America, Inc., Sr. Notes, Series B, 9.250% due 10/15/07 (g)(h)	0
150,000	Gaylord Entertainment Co., Sr. Notes, 6.750% due 11/15/14 (e)	142,875
	Host Marriott, L.P., Sr. Notes:
175,000	7.125% due 11/1/13	174,563
100,000	Series I, 9.500% due 1/15/07	106,000
100,000	Interface, Inc., Notes, 7.300% due 4/1/08	98,000
200,000	John Q Hammons Hotels L.P., 1st Mortgage, Sr. Notes, Series B, 8.875% due 5/15/12 (f)	215,500
	Levi Strauss & Co.:
25,000	7.730% due 4/1/12 (d)(e)	24,688
175,000	9.750% due 1/15/15 (e)	172,813
500,000	Limited Brands, Debentures, 6.950% due 3/1/33	515,968
100,000	MeriStar Hospitality Operating Partnership, L.P./MeriStar Hospitalily Finance Corp. II, Sr. Notes,
	10.500% due 6/15/09	107,500
50,000	Oxford Industries, Inc., Sr. Notes, 8.875% due 6/1/11 (f)	53,250
200,000	PETCO Animal Supplies, Inc., Sr. Sub. Notes, 10.750% due 11/1/11	225,000

		2,129,157

Consumer Non-Cyclicals - 3.8%
175,000	aaiPharma, Inc., Sr. Sub. Notes, 12.000% due 4/1/10 (a)(d)	86,625
139,771	Ahold Lease U.S.A. Inc., Pass-Through Certificates, Series 2001-A-1, 7.820% due 1/2/20 (d)(f)	150,341
76,000	Applica, Inc, Sr. Sub. Notes., 10.000% due 7/31/08 (a)	77,140
25,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08 (a)	21,062
75,000	Bear Creek Corp., Sr. Notes, 9.000% due 3/1/13 (e)	74,625
25,000	Caesars Entertainment, Inc., Sr. Sub. Notes, 8.875% due 9/15/08	27,468
100,000	Chumash Casino & Resort Enterprise, Sr. Notes, 9.000% due 7/15/10 (e)	107,500
75,000	Community Health Systems, Sr. Sub. Notes, 6.500% due 12/15/12 (e)	73,500
575,000	DaimlerChrysler N.A. Holdings Corp., 4.050% due 6/4/08	558,814
75,000	Davita, Inc., Sr. Sub. Notes, 7.250% due 3/15/15 (e)	73,875
	Doane Pet Care Co.:
75,000	Sr. Notes, 10.750% due 3/1/10	79,875
150,000	Sr. Sub. Notes, 9.750% due 5/15/07	147,750
125,000	Extendicare Health Services, Inc., Sr. Sub. Notes, 9.500% due 7/1/10	137,344
125,000	HCA, Inc., Notes, 6.375% due 1/15/15 (a)	124,705
150,000	Herbst Gaming, Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (e)	150,000

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Consumer Non-Cyclicals - 3.8% (continued)
$200,000	Home Interiors & Gifts, Inc., Sr. Sub. Notes, 10.125% due 6/1/08 (a)	$166,000
655,000	Humana, Inc., Sr. Notes, 6.300% due 8/1/18	682,253
150,000	IASIS Healthcare LLC, Sr. Sub. Notes, 8.750% due 6/15/14	157,125
100,000	Icon Health & Fitness, Inc., Sr. Sub. Notes, 11.250% due 4/1/12 (a)	70,500
308,770	Iowa Select Farms, L.P., Secured Notes, Payment-in-Kind, 6.500% due 12/1/12 (a) (e)	154,385
130,000	Jafra Cosmetics International, Inc., Sr. Sub. Notes, 10.750% due 5/15/11	150,150
290,000	Kraft Foods, Inc., Notes, 5.625% due 11/1/11	301,318
125,000	Las Vegas Sands, Inc., Sr. Notes, 6.375% due 2/15/15 (e)	119,219
275,000	MGM Mirage, Sr. Notes, 6.750% due 9/1/12	278,438
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
75,000	7.125% due 8/15/14	75,563
75,000	6.875% due 2/15/15 (e)	74,625
375,000	Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07	0
45,689	Nutritional Sourcing Corp., Sr. Notes, 10.125% due 8/1/09	34,038
75,000	Penn National Gaming, Inc., Sr. Sub. Notes, 6.750% due 3/1/15 (e)	74,250
125,000	Pinnacle Entertainment, Sr. Sub. Notes, 8.250% due 3/15/12	125,625
150,000	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13	129,000
50,000	Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08	53,500
450,000	Safeway, Inc., Debentures, 7.250% due 2/1/31	491,011
75,000	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (e)	75,000
100,000	Sealy Mattress Co., Sr. Sub Notes, 8.250% due 6/15/14	104,750
250,000	Simmons Bedding Co., Sr. Discount Notes, (zero coupon until 12/1/09, 10.000% thereafter),
	due 12/15/14 (d)(e)	157,500
250,000	Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due 6/15/12	269,375
163,000	Tempur-Pedic, Inc. & Tempur Production U.S.A. Inc., Sr. Sub Notes, 10.250% due 8/15/10	183,782
	Tenet Healthcare Corp.:
200,000	Notes, 7.375% due 2/1/13 (a)	189,500
	Sr. Notes:
25,000	9.875% due 7/1/14 (a)	26,125
100,000	6.875% due 11/15/31	80,500
275,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (e)	287,031
100,000	Vanguard Health Holding, Inc., Sr. Discount Notes, (zero coupon until 10/1/15, 11.250% thereafter),
	due 10/1/15 (d)	67,250
150,000	Vicar Operating, Inc., Sr. Notes, 9.875% due 12/1/09	163,125
550,000	WellPoint Health Networks, Inc., Notes, 6.375% due 1/15/12	594,336

		7,225,898

Energy - 3.1%
575,000	Appalachian Power Co., 5.950% due 5/15/33	581,967
500,000	Costilla Energy, Inc., Sr. Notes, 10.250% due 10/1/06 (a)(g)(h)	0
475,000	Devon Financing Corp., ULC, 6.875% due 9/30/11	523,678
75,000	Dresser-Rand Group, Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (e)	75,375
625,000	Duke Energy Corp., Sr. Notes, 4.200% due 10/1/08	617,894
	Dynegy Holdings, Inc:
25,000	Debentures, 7.125% due 5/15/18	19,750
375,000	Secured Notes, 9.875% due 7/15/10 (e)	403,594
500,000	El Paso Corp., Medium Term Note, 7.375% due 12/15/12	486,250
200,000	Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11	221,000
179,000	Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12	201,375
600,000	Pinnacle West Capital Corp., Sr. Notes, 6.400% due 4/1/06	608,506
150,000	Plains Exploration & Production Co., Sr. Notes, 7.125% due 6/15/14	157,500
625,000	Precision Drilling Corp., Notes, 5.625% due 6/1/14 (f)	640,857
200,000	Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11	209,500
595,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	580,860
125,000	Vintage Petroleum, Inc., Sr. Sub. Notes, 7.875% due 5/15/11 (a)	133,125
	The Williams Cos., Inc., Notes:
50,000	7.625% due 7/15/19	54,375
350,000	7.875% due 9/1/21	383,250
75,000	8.750% due 3/15/32 (f)	89,438

		5,988,294

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Financial - 5.0%
$493,850	Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (g)(h)	$0
1,075,000	Bank of America Corp., Notes, 7.400% due 1/15/11 (f)	1,213,337
600,000	Capital One Financial Corp., Notes, 4.875% due 5/15/08	604,746
800,000	CIT Group, Inc., Sr. Notes, 7.750% due 4/2/12	926,608
950,000	Countrywide Home Loan Corp., 4.000% due 3/22/11	900,607
275,000	Ford Motor Credit Co., Notes, 7.875% due 6/15/10	280,268
925,000	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11 (f)	838,030
625,000	Independence Community Bank Corp., Notes, 3.500% due 6/20/13 (d)	594,098
650,000	International Lease Finance Corp., Medium Term Note, Series O, 4.375% due 11/1/09	639,662
600,000	iStar Financial, Inc., Sr. Notes, 5.150% due 3/1/12	581,274
700,000	JPMorgan Chase & Co., Sub. Notes, 6.625% due 3/15/12	766,384
640,000	MBNA Corp., Notes, 4.625% due 9/15/08	637,616
700,000	Morgan Stanley, Notes, 6.600% due 4/1/12 (f)	765,179
650,000	Standard Chartered Bank, Sub. Notes, 8.000% due 5/30/31 (e)	836,454

		9,584,263

Housing Related - 0.5%
325,000	Associated Materials, Inc., Sr. Discount Notes, (zero coupon until 3/1/09, 11.250%
	thereafter), due 3/1/14 (d)(f)	227,500
575,000	Boston Properties L.P., Sr. Notes, 6.250% due 1/15/13	616,002
75,000	Nortek, Inc., Sr. Sub. Notes, 8.500% due 9/1/14	72,750

		916,252

Manufacturing - 0.8%
150,000	Alliant Techsystems, Inc., Sr. Sub. Notes, 8.500% due 5/15/11 (f)	159,750
25,000	Case New Holland, Inc., Sr. Notes, 9.250% due 8/1/11 (e)	26,750
175,000	Flowserve Corp., Sr. Sub. Notes, 12.250% due 8/15/10 (a)	191,188
250,000	Key Plastics Holdings, Inc., Sr. Sub. Notes, Series B, 10.250% due 3/15/07	313
250,000	L-3 Communications Corp., Sr. Sub Notes, 7.625% due 6/15/12	266,875
125,000	Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08	0
125,000	NMHG Holding Co., Sr. Notes, 10.000% due 5/15/09	135,312
100,000	Sensus Metering Systems, Sr. Sub. Notes, 8.625% due 12/15/13	102,750
125,000	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	134,375
225,000	Terex Corp., Sr. Sub. Notes, Series B, 10.375% due 4/1/11	245,812
201,000	TRW Automotive, Inc., Sr. Notes, 9.375% due 2/15/13 (a)	217,080

		1,480,205

Media - 2.4%
325,000	Cablevision Systems Corp., Sr. Notes, 6.669% due 4/1/09 (d)(e)	346,125
150,000	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	157,500
131,473	Canwest Media, Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (a)(e)	139,033
	Charter Communications Holdings, LLC, Sr. Notes:
50,000	8.625% due 4/1/09 (a)	38,875
450,000	10.000% due 4/1/09	366,750
50,000	10.250% due 1/15/10	40,375
	Sr. Discount Notes (e):
120,000	Zero coupon until 1/15/05, (11.750% thereafter), due 1/15/10 (a)	103,500
100,000	Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12 (a)	63,000
525,000	Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/13 (f)	624,756
244,000	Dex Media West LLC/Dex Media West Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	273,280
275,000	DirecTV Holding LLC, Sr. Notes, 8.375% due 3/15/13	299,063
200,000	Insight Midwest L.P., Sr. Notes, 10.500% due 11/1/10	215,000
150,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08 (a)	118,875
225,000	Lodgenet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	246,375
200,000	Mediacom Broadband LLC, Sr. Notes, 9.500% due 1/15/13 (a)	200,500
150,000	NextMedia Operating, Inc., 10.750% due 7/1/11	164,438
250,000	R.H. Donnelley Finance Corp. I, Sr. Sub. Notes, 10.875% due 12/15/12 (e)	289,375
150,000	Radio One, Inc., Sr. Sub. Notes, Series B, 8.875% due 7/1/11 (f)	161,250
575,000	Time Warner, Inc., 7.625% due 4/15/31 (f)	677,572
125,000	Vertis, Inc., Secured Notes, 9.750% due 4/1/09	131,250

		4,656,892

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

Services & Other - 0.6%
	Allied Waste North America, Sr. Notes, Series B:
$25,000	8.500% due 12/1/08	$25,750
225,000	9.250% due 9/1/12 (f)	241,875
100,000	7.250% due 3/15/15 (e)	95,500
150,000	Brand Services, Inc., Sr. Notes,12.000% due 10/15/12	167,250
	Cenveo Corp.:
25,000	9.625% due 3/15/12	26,750
125,000	Sr. Sub. Notes, 7.875% due 12/1/13 (a)	112,188
500,000	The Holt Group, Inc., Sr. Notes, 9.750% due 1/15/06 (g)(h)	0
125,000	Iron Mountain, Inc., 8.625% due 4/1/13	126,875
250,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	206,250
180,000	SITEL Corp., Notes, 9.250% due 3/15/06	180,900

		1,183,338

Technology - 0.4%
150,000	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09 (a)	135,000
500,000	Lucent Technologies, Inc., Debentures, 6.450% due 3/15/29 (f)	433,750
150,000	Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09	160,125

		728,875

Telecommunications - 2.6%
143,000	Alamosa (Delaware) Inc, 11.000% due 7/31/10 (f)	163,377
	American Tower Corp., Sr. Notes (a):
55,000	9.375% due 2/1/09	58,025
25,000	7.500% due 5/1/12	25,500
450,000	AT&T Wireless Services, Inc., Sr. Notes, 8.750% due 3/1/31 (f)	595,474
250,000	Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14	257,500
275,000	Crown Castle International Corp., Sr. Notes, 10.750% due 8/1/11	294,938
50,000	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (d)(e)	51,000
190,000	MCI Inc., Sr. Notes, 8.735% due 5/1/14	209,475
375,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	397,969
	Qwest Services Corp., Notes (e):
125,000	14.000% due 12/15/10	145,313
375,000	14.500% due 12/15/14	454,688
	SBA Communications Corp.:
150,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11 (d)	130,125
25,000	Sr. Notes, 8.500% due 12/1/12 (e)	26,000
525,000	Sprint Capital Corp., 6.900% due 5/1/19	614,393
575,000	Telecom Italia Capital S.A., 4.000% due 1/15/10 (e)	550,299
870,000	Verizon Florida Inc., Series F, 6.125% due 1/15/13 (f)	905,565
100,000	Zeus Special Subsidiary Ltd., Sr. Discount Notes, (zero coupon until 2/1/10, 9.250% thereafter)
	due 2/1/15 (d)(e)	63,750

		4,943,391

Transportation - 0.2%
62,301	Continental Airlines Inc., Pass-Through Certificates, Series 981C, 6.541% due 9/15/08	57,260
75,000	Horizon Lines LLC, Notes, 9.000% due 11/1/12 (e)	80,250
270,000	Union Pacific Corp., Notes, 3.625% due 6/1/10 (f)	254,800

		392,310

Utilities - 1.8%
	The AES Corp., Sr. Notes:
250,000	8.750% due 6/15/08 (f)	265,625
25,000	7.750% due 3/1/14	25,937
250,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, Series A, 10.250% due 11/15/07 (e)	277,500
	Calpine Corp.:
250,000	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (a)(e)	197,500
50,000	Sr. Notes, 7.875% due 4/1/08 (a)	36,500
100,000	Calpine Generating Co., LLC, Secured Notes, 11.169% due 4/1/11	96,000
325,000	Edison Mission Energy, Sr. Notes, 9.875% due 4/15/11	377,000
625,000	Entergy Gulf States Inc, 1st Mortgage, 6.200% due 7/1/33	624,920
250,000	Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (g)	273,125

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT		SECURITY	VALUE

Utilities - 1.8% (continued)
$215,000		NRG Energy Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (e)	$228,438
		Reliant Energy Inc., Secured Notes:
25,000		9.250% due 7/15/10	26,875
250,000		9.500% due 7/15/13	273,125
900,000		United Utilities PLC, Sr. Notes, 4.550% due 6/19/18	807,037

			3,509,582

		TOTAL CORPORATE BONDS & NOTES (Cost - $50,585,021)	48,807,375

FACE
AMOUNT†

SOVEREIGN BONDS - 21.6%
Argentina - 0.4%
		Republic of Argentina (g)‡:
750,000		Discount Bond, 2.438% due 3/31/23	440,625
575,000		Par Bond, Series L-GP, 6.000% due 3/1/23	336,375

			777,000

Brazil - 3.1%
		Federative Republic of Brazil:
500,000		10.125% due 5/15/27	526,250
665,000		12.250% due 3/6/30	807,975
375,000		11.000% due 8/17/40	417,469
1,565,353		C Bond, 8.000% due 4/15/14 (f)	1,552,634
250,000		Collection Action Security, 10.500% due 7/14/14	276,188
2,616,197		DCB, Series L, 3.125% due 4/15/12 (f)	2,459,226

			6,039,742

Bulgaria - 0.1%
75,000		Republic of Bulgaria, 8.250% due 1/15/15 (e)	91,688

Colombia - 0.5%
		Republic of Colombia:
350,000		10.000% due 1/23/12	383,250
50,000		10.750% due 1/15/13	56,188
200,000		8.125% due 5/21/24	185,000
75,000		8.375% due 2/15/27	69,375
325,000		10.375% due 1/28/33	346,125

			1,039,938

Ecuador - 0.3%
		Republic of Ecuador (e):
550,000		12.000% due 11/15/12	554,125
25,000		8.000% due 8/15/30	22,500

			576,625

Finland - 4.2%
5,500,000	EUR	Government of Finland, 5.750% due 2/23/11 (f)	8,101,292

France - 1.3%
1,900,000	EUR	French Treasury Notes, 3.500% due 1/12/08	2,517,885

Germany - 2.9%
		Deutsche Bundesrepublik (f):
2,580,000	EUR	4.750% due 7/4/08	3,548,003
1,400,000	EUR	5.000% due 1/4/12	2,002,500

			5,550,503

Italy - 0.6%
1,000,000		Region of Lombardy, 5.804% due 10/25/32 (f)	1,064,862

Malaysia - 0.1%
150,000		Petronas Capital Ltd., 7.000% due 5/22/12 (e)	165,565

Mexico - 2.2%
		United Mexican States:
1,925,000		6.625% due 3/3/15	2,004,406
450,000		Medium Term Notes, 6.375% due 1/16/13	466,538

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005

FACE
AMOUNT	SECURITY	VALUE

Mexico - 2.2% (continued)
	Series A:
$1,475,000	5.875% due 1/15/14	$1,467,625
125,000	8.000% due 9/24/22	142,500
150,000	7.500% due 4/8/33	159,675

		4,240,744
Panama - 0.3%
	Republic of Panama:
195,000	9.625% due 2/8/11	222,300
360,000	9.375% due 1/16/23	406,800

		629,100

Peru - 0.5%
	Republic of Peru:
375,000	9.125% due 2/21/12	425,156
200,000	9.875% due 2/6/15	232,500
255,000	PDI, 5.000% due 3/7/17 (d)	238,425

		896,081

The Philippines - 0.8%
	Republic of the Philippines:
700,000	8.375% due 3/12/09	741,125
125,000	8.875% due 3/17/15	126,562
325,000	9.875% due 1/15/19 (f)	341,250
325,000	10.625% due 3/16/25 (f)	350,594

		1,559,531

Russia - 2.3%
	Russian Federation (e):
750,000	11.000% due 7/24/18 (c)	1,038,750
3,250,000	5.000%, (until 3/31/07, 7.500% thereafter), due 3/31/30 (d)	3,340,350

		4,379,100

South Africa - 0.2%
325,000	Republic of South Africa, 6.500% due 6/2/14	342,469

Supra National - 0.4%
775,000	Corporacion Andina de Fomento, 6.875% due 3/15/12	853,809

Turkey - 0.6%
	Republic of Turkey:
365,000	11.500% due 1/23/12	446,212
190,000	11.000% due 1/14/13	230,850
350,000	11.875% due 1/15/30	469,875

		1,146,937

Ukraine - 0.2%
	Republic of Ukraine (e):
200,000	6.875% due 3/4/11	206,000
175,000	7.650% due 6/11/13	188,125

		394,125

Venezuela - 0.6%
	Bolivarian Republic of Venezuela:
375,000	8.500% due 10/8/14	373,125
100,000	9.250% due 9/15/27	99,500
600,000	Collection Action Security, 10.750% due 9/19/13	672,000

		1,144,625

	TOTAL SOVEREIGN BONDS (Cost - $39,658,303)	41,511,621

SHARES

COMMON STOCK(h) - 0.8%
2,433	Axiohm Transaction Solutions Inc. (i)	0
8,621	ContinentalAFA Dispensing Co.	47,416
2,998	Mattress Discounters Corp.	0
8,056	NTL Inc. (f)	512,926
11,697	SpectraSite, Inc. (a)	678,075
19,691	Telewest Global Inc.	350,303

	TOTAL COMMON STOCK (Cost - $1,130,080)	1,588,720

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
SHARES	SECURITY	VALUE

ESCROW SHARES (h)(i) - 0.0%
500,000	Breed Technologies, Inc. (g)	$0
375,000	Imperial Holly Co.	0
375,000	Pillowtex Corp.	0
211,844	Vlasic Foods International Inc.	7,669

	TOTAL ESCROW SHARES (Cost - $0)	7,669

PREFERRED STOCK - 0.3%
275	Alamosa Holdings, Inc., Series B, 7.500% Cumulative Convertible (f)	238,769
	TCR Holding Corp. (h)(i):
841	Class B	0
462	Class C	0
1,218	Class D	1
2,521	Class E	2
22,488	UnitedGlobalCom Inc., Series D, 7.000% (i)	212,736

	TOTAL PREFERRED STOCK (Cost - $217,844)	451,508

WARRANTS/
RIGHTS

WARRANTS & RIGHTS - 0.0%
200	American Tower Corp., (Exercise price of $0.01 per share expiring on 8/1/08.
	Each warrant exercisable for 14.0953 shares of common stock.) (e)	44,900
803,905	ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the
	liquidation of ContiFinancial Corp. and its affiliates.)	1,005
200	Leap Wireless International Inc., (Exercise price of $96.80 per shares expiring on 4/15/10.
	Each warrant exercisable for 5.146 shares of common stock.) (e)(h)	0
500	Mattress Discounters Co., (Exercise price of $0.01 per share expiring on 7/15/07.
	Each warrant exercisable for 4.850 shares of Class A common stock and 0.539 shares of
	Class L common stock.) (h)	0
2,521	Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant
	exercisable for 1 share of common stock.) (h)	2
250	Winsloew Furniture, Inc., (Exercise price of $0.01 per share expiring on 8/15/07. Each warrant
	exercisable for 0.2298 shares of common stock.)	2

	TOTAL WARRANTS & RIGHTS (Cost - $32,372)	45,909

	SUB-TOTAL INVESTMENTS (Cost - $182,019,661)	182,496,687

FACE
AMOUNT

SHORT-TERM INVESTMENTS - 43.6%
COMMERCIAL PAPER - 25.4%
$5,125,000	Beethoven Funding Corp., yield 2.760% due 4/13/05	5,120,285
2,550,000	DaimlerChrysler NA Holding Corp., yield 2.910% due 4/13/05	2,547,527
2,550,000	Four Winds Funding Corp., yield 2.830% due 4/13/05	2,547,595
3,229,000	Ivory Funding Corp., yield 2.760% due 4/12/05	3,226,277
4,367,000	Liberty Street Funding Corp., yield 2.720% due 4/12/05	4,363,371
5,125,000	Market Street Funding Corp., yield 2.750% due 4/13/05	5,120,302
5,125,000	Mica Funding LLC, yield 2.750% due 4/12/05	5,120,694
5,125,000	Paradigm Funding LLC, yield 2.730% due 4/13/05	5,120,336
4,000,000	Sheffield Receivables Corp., yield 2.720% due 4/13/05	3,996,373
1,511,000	St. German Holdings Co., yield 2.740% due 4/13/05	1,509,620
5,100,000	Surrey Funding Corp., yield 2.730% due 4/12/05	5,095,746
5,000,000	Victory Receivable Corp., yield 2.740% due 4/13/05	4,995,433

	TOTAL COMMERCIAL PAPER (Cost - $48,763,559)	48,763,559

REPURCHASE AGREEMENTS (f) - 11.5%
7,000,000	Interest in $617,607,000 joint tri-party repurchase aggreement dated 3/31/05 with
	Goldman Sachs & Co., 2.850% due 4/1/05; Proceeds at maturity - $7,000,554;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 8.750%
	due 4/28/05 to 5/15/20; Market value - $7,660,335)	7,000,000

See Notes to Schedules of Investments.

SALOMON BROTHERS STRATEGIC BOND FUND

Schedule of Investments (unaudited)(continued)	March 31, 2005
FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENTS (f) - 11.5% (continued)
$1,097,000	Interest in $546,328,000 joint tri-party repurchase agreement dated 3/31/05 with
	Merrill Lynch & Co., Inc., 2.850% due 4/1/05; Proceeds at maturity - $1,097,087;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.980%
	due 7/7/05 to 1/27/25; Market value - $1,118,941)	$1,097,000
7,000,000	Interest in $441,237,000 joint tri-party repurchase aggreement dated 3/31/05 with
	Morgan Stanley, Inc., 2.850% due 4/1/05; Proceeds at maturity - $7,000,554;
	(Fully collateralized by various U.S. Government Agency Obligations, 0.000% due 4/13/05
	to 2/24/06; Market value - $7,140,056)	7,000,000
7,000,000	Interest in $954,517,000 joint tri-party repurchase aggreement dated 3/31/05 with
	UBS Securities LLC, 2.850% due 4/1/05; Proceeds at Maturity - $7,000,554;
	(Fully collateralized by International Bank for Reconstruction & Development Notes &
	Bonds and various U.S. Government Agency Obligations, 0.000% to 8.875% due 4/19/05
	to 11/15/30; Market value - $7,140,526)	7,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost - $22,097,000)	22,097,000

SHARES

SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL - 6.7%
12,931,861	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $12,931,861)	12,931,861

	TOTAL SHORT-TERM INVESTMENTS (Cost - $83,792,420)	83,792,420

	TOTAL INVESTMENTS - 138.8% (Cost - $265,812,081*)	266,289,107
	Liabilities in Excess of Other Assets - (38.8)%	(74,455,024)

	TOTAL NET ASSETS - 100.0%	$191,834,083

(a)	All or a portion of this security is on loan (See Notes 1 and 2).
(b)	Security acquired under mortgage dollar roll agreement (See Notes 1 and 2).
(c)	Security is traded on a TBA basis.
(d)	Rate shown reflects rate in effect at March 31, 2005 on insturment with variable rate or step coupon rates.
(e)	Security is exempt form registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(f)	Securities with an aggregate market value of $99,510,689 are segregated and/or held as collateral for mortgage dollar rolls/to-be-announced securities and/or futures contracts.
(g)	Security is currently in default.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors. Security is valued in accordance with fair valuation procedures.
(i)	Non-income producing security.
†	Face amount denominated in U.S. dollars unless otherwise indicated.
‡	All Argentina bonds have been tendered as of February 25, 2005 under a plan of reoganization of Argentina.
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMO	- Collateralized Mortgage Obligations
EUR	- Euro
IRB	- Industrial Revenue Bond
NIM	- Net Interest Margin
PDI	- Past Due Interest
TBA	- To Be Announced

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of Salomon Brothers Series Funds Inc (“Series Fund”), Salomon Brothers Investors Value Fund Inc and Salomon Brothers Capital Fund Inc. Salomon Brothers High Yield Bond Fund (“High Yield Bond Fund”), Salomon Brothers Short/Intermediate U.S. Government Fund (“Short/Intermediate U.S. Government Fund”) and Salomon Brothers Strategic Bond Fund (“Strategic Bond Fund”) (together the “Funds”) are separate investment funds of the Series Fund, an open-end management investment company, incorporated in Maryland on April 17, 1990.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities listed or traded on national securities exchanges, or reported on the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally on the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost, which approximates value.

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. The Funds may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing

Notes to Schedule of Investments (unaudited)(continued)

transactions and the Funds’ basis in the contracts. The Funds enter into such contracts typically to hedge a portion of the portfolio. The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(d) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(e) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investment of amounts received as collateral. The Funds also maintain exposure for the risk of any loss in the investment securities loaned. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(f) Securities Traded on a To-Be-Announced Basis. The Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commits to purchasing or selling securities, which have not yet been issued by the issuer, for which specific information is not known, for example the face amount and maturity date in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Mortgage Dollar Rolls. The Short/Intermediate U.S. Government Fund and Strategic Bond Fund enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

Notes to Schedule of Investments (unaudited)(continued)

(h) Credit Default Swaps. The Funds enter into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Funds would be required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Funds would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Funds would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and charged to realized gains/(loss).

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Funds would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Funds would receive the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Funds would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and charged to realized gains/(loss).

(i) Investment Transaction. Investment transactions are recorded as of the trade date.

(j) Credit and Market Risk. The Funds invest in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit risk. The Funds’ investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have a disruptive effect on the market prices of the investment held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluation and foreign exchange rate fluctuation.

(k) Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Notes to Schedule of Investments (unaudited)(continued)

Note 2. Investments

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation
	Appreciation	Depreciation	(Depreciation)

High Yield Bond Fund	$110,627,271	$(75,793,761)	$34,833,510
Short/Intermediate U.S. Government Fund	964,859	(1,006,995)	(42,136)
Strategic Bond Fund	6,658,612	(6,181,586)	477,026

At March 31, 2005, the Short/Intermediate U.S. Government Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss

To Buy:
U.S. Treasury 10 Year Notes	99	6/05	$10,642,084	$10,602,281	$(39,803)
U.S. Treasury 5 Year Notes	13	6/05	1,429,129	1,420,452	(8,677)

Net Unrealized Loss on Open Futures Contracts					$(48,480)

At March 31, 2005, the Strategic Bond Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)

To Buy:
U.S. Treasury 20 Year Bonds	55	6/05	$6,122,075	$6,125,625	$3,550
To Sell:
U.S. Treasury 2 Year Notes	48	6/05	9,952,326	9,930,750	21,576

U.S. Treasury 5 Year Notes	149	6/05	15,961,914	15,956,969	4,945
U.S. Treasury 10 Year Notes	42	6/05	4,574,645	4,589,156	(14,511)

Net Unrealized Gain on Open Futures Contracts					$15,560

At March 31, 2005, the High Yield Bond Fund did not enter into any futures contracts.

Notes to Schedule of Investments (unaudited)(continued)

At March 31, 2005, the Strategic Bond Fund had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Euro	12,919,300	$16,775,463	5/24/05	$(429,626)
To Sell:
Euro	25,545,875	33,608,314	5/24/05	437,484

Net Unrealized Loss on Open Forward Foreign Currency Contracts				$7,858

At March 31, 2005, High Yield Bond Fund and Short/Intermediate U.S. Government Fund did not have any open forward foreign currency contracts.

At March 31, 2005, the High Yield Bond Fund held loan participations with a total cost of $1,432,049 and a total market value of $1,370,509.

At March 31, 2005, the Funds listed below held TBA securities. The cost was as follows:
Cost

Short/Intermediate U.S. Government Fund	$67,017,513
Strategic Bond Fund	99,333,922

At March 31, 2005, the High Yield Bond Fund, Short/Intermediate U.S. Government Fund and Strategic Bond Fund loaned securities having a market value of $358,125,564, $30,042,862 and $12,711,003, respectively, and received cash collateral amounting to $365,267,351, $30,538,854 and $12,931,861, respectively, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of dollar rolls outstanding during the year ended March 31, 2005 was $50,417,296 and $78,442,167 for the Short/Intermediate U.S. Government Fund and Strategic Bond Fund, respectively. At March 31, 2005, the Short/Intermediate U.S. Government Fund and the Strategic Bond Fund had outstanding mortgage dollar rolls with a total cost of $$44,124,297 and $61,702,711, respectively.

At March 31, 2005, the High Yield Bond Fund had outstanding the following credit default swap agreements:

Swap Counterparty:	Morgan Stanley & Co. International Ltd.
Effective Date:	3/17/05
Notional Amount:	$ 15,000,000 Fixed Rate 12.250%
Termination Date:	3/20/10
Unrealized Depreciation:	$ (268,846)

ITEM 2.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

	(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Series Funds Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date:	May 27, 2005

By	/s/ Frances M. Guggino

Chief Financial Officer

Date:	May 27, 2005